Note 6 - Commitments and Contingencies	6 Months Ended
Jun. 30, 2022
Notes to Financial Statements
Commitments and Contingencies Disclosure [Text Block]

6. Commitments and Contingencies

There are no material legal proceedings to which the Company is a party or to which any of its properties are subject, other than routine litigation incidental to the Company's business.  In the opinion of the management, the disposition of these lawsuits should not have a material impact on the consolidated results of operations, financial position and cash flows.

As of June 30, 2022, future gross minimum revenues under non-cancellable time charter agreements total $11.2 million which is due in the period ending June 30, 2023. This amount does not include the future gross minimum revenues under non-cancellable time charter agreements of M/V "Xenia.", M/V "Ekaterini" and M/V "Starlight", which are on index linked charter parties. In arriving at the future gross minimum revenues, the Company has deducted an estimated one off-hire day per quarter. Such off-hire estimate may not be reflective of the actual off-hire in the future. In addition, the actual revenues could be affected by early delivery of the vessel by the charterers or any exercise of the charterers’ options to extend the terms of the charters, which however cannot be estimated and hence not reflected above.